Derivative Financial Instruments and Hedging Activities (Balance Sheet Captions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013	Apr. 28, 2013
Successor [Member] | Foreign Exchange Contract [Member]
Assets:
Total assets	$ 215	$ 50
Liabilities:
Total liabilities	123	15
Successor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets	46	41
Liabilities:
Total liabilities	15	5
Successor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	43	37
Successor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	3	4
Successor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	14	5
Successor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	1	0
Successor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets	169	9
Liabilities:
Total liabilities	108	10
Successor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	158	9
Successor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	11	0
Successor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	108	0
Successor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	0	10
Successor [Member] | Interest Rate Contract [Member]
Assets:
Total assets	2	265
Liabilities:
Total liabilities	16	0
Successor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets	2	265
Liabilities:
Total liabilities	16	0
Successor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	0	0
Successor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	2	265
Successor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	0	0
Successor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	16	0
Successor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets	0	0
Liabilities:
Total liabilities	0	0
Successor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	0	0
Successor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	0	0
Successor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	0	0
Successor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	0	0
Successor [Member] | Cross Currency Interest Rate Contract [Member]
Assets:
Total assets	357	31
Liabilities:
Total liabilities	2	222
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets	357	31
Liabilities:
Total liabilities	2	222
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	0	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	357	31
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	0	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	2	222
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets	0	0
Liabilities:
Total liabilities	0	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	0	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	0	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	0	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	0	0
Predecessor [Member] | Foreign Exchange Contract [Member]
Assets:
Total assets			35
Liabilities:
Total liabilities			7
Predecessor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets			34
Liabilities:
Total liabilities			2
Predecessor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			23
Predecessor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			11
Predecessor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			2
Predecessor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			0
Predecessor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets			1
Liabilities:
Total liabilities			5
Predecessor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			1
Predecessor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			0
Predecessor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			5
Predecessor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			0
Predecessor [Member] | Interest Rate Contract [Member]
Assets:
Total assets			33
Liabilities:
Total liabilities			1
Predecessor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets			33
Liabilities:
Total liabilities			0
Predecessor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			4
Predecessor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			29
Predecessor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			0
Predecessor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			0
Predecessor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets			0
Liabilities:
Total liabilities			1
Predecessor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			0
Predecessor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			0
Predecessor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			0
Predecessor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			1
Predecessor [Member] | Cross Currency Interest Rate Contract [Member]
Assets:
Total assets			0
Liabilities:
Total liabilities			73
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets			0
Liabilities:
Total liabilities			73
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			35
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			38
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets			0
Liabilities:
Total liabilities			0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			$ 0